Consolidated Statements of Comprehensive Loss (Parentheticals) - $ / shares	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Basic and diluted net loss per share (in Dollars per share)	$ 0.07	$ 0.23	$ 0.15	$ 0.07
Weighted average number of common shares used in computing basic and diluted net loss per share (in Shares)	9,459,253	14,341,518	11,171,704	9,459,253